COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Employment contracts

Our Executive Officers have entered into employment contracts and confidentiality, non-disclosure and assignment of invention agreements. The most substantial provisions include;

●	Compensation of three (3) times the employee’s annual salary upon the Termination Date and any target bonus earned, or if termination occurs within 12 months of a change in control, then the terminated employee shall receive two (2) times the employee’s annual salary and any target bonus earned.

●	Continued coverage under any health, medical, dental or vision program or policy, in which they were eligible to participate at the time of employment termination, for 12 months.

●	Provide outplacement services through one or more outside firms of the employee’s choosing up to an aggregate of $50,000.

There are no other arrangements or plans in which we provide pension, retirement or similar benefits for any of Executive Officers or Directors.

Litigation

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising in the ordinary course of business. Such matters are subject to many uncertainties, and outcomes are not predictable with assurance. Legal fees for such matters are expensed as incurred and we accrue for adverse outcomes as they become probable and estimable.

NOTE 12 – COMMITMENTS AND CONTINGENCIES

Employment contracts

Our Executive Officers have entered into employment contracts and confidentiality, non-disclosure and assignment of invention agreements. The most substantial provisions include;

●	Compensation of three (3) times the employee’s annual salary upon the Termination Date and any target bonus earned, or if termination occurs within 12 months of a change in control, then the terminated employee shall receive two (2) times the employee’s annual salary and any target bonus earned.

●	Continued coverage under any health, medical, dental or vision program or policy, in which they were eligible to participate at the time of employment termination, for 12 months.

●	Provide outplacement services through one or more outside firms of the employee’s choosing up to an aggregate of $50,000.

There are no other arrangements or plans in which we provide pension, retirement or similar benefits for any of Executive Officers or Directors.

Litigation

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising in the ordinary course of business. Such matters are subject to many uncertainties, and outcomes are not predictable with assurance. Legal fees for such matters are expensed as incurred and we accrue for adverse outcomes as they become probable and estimable.

On June 5, 2020 the Supreme Court of the State of New York, County of Nassau, issued a commencement of Action based on behalf of Power Up Lending Group, Ltd (“Power Up” or the “Claimant”). The Claimant request that due to the default of their note requesting a judgment for an amount of not less than $420,750. On January 20, 2021 the Supreme Court of the State of New York, County of Nassau, granted Power Up a summary judgement against the Company for Breach of Contact, awarding Power Up damages in the amount of $420,750.

The underlying convertible note was, per agreement of the parties, cancelled on June 4, 2021, with Power Up agreeing to a stipulation of discontinuance with prejudice and forfeiture of on-going lawsuit and forfeiture of the mentioned awarded damages.

At present, there is no other pending litigation or proceeding involving any of our Directors, Officers or employees as to which indemnification is sought, nor are we aware of any threatened litigation or proceeding that may result in claims for indemnification.